1. BASIS OF PRESENTATION (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Basis of Presentation

The following table identifies the factors that create uncertainty about the ability of the Company to continue as a going concern. The financial statements do not include any adjustments that might be necessary as a result of the outcome of the uncertainty.

March 31, 2012
Working Capital	$(6,100,654)
Acummulated Deficit	$(21,101,201)